Stock Option Plan and Stock-Based Compensation (Details 1) - USD ($) $ in Thousands	2 Months Ended	3 Months Ended		4 Months Ended	6 Months Ended	10 Months Ended	12 Months Ended
	Mar. 14, 2023	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Successor [Member]
Risk-free interest rate						3.67%
Expected life of option grants						5 years 9 months
Expected volatility of underlying stock					61.65%	61.65%
Dividends assumption						(0.00%)
Stock-based compensation		$ 102	$ 55	$ 57	$ 322	$ 1,080
Successor [Member] | Research and Development Expense [Member]
Stock-based compensation		4			7
Successor [Member] | Selling and Marketing Expense [Member]
Stock-based compensation		16			48
Successor [Member] | General and Administrative Expense [Member]
Stock-based compensation		$ 82	$ 55	$ 57	$ 267
Predecessor [Member]
Stock-based compensation	$ 158						$ 1,640
Predecessor [Member] | Research and Development Expense [Member]
Stock-based compensation
Predecessor [Member] | Selling and Marketing Expense [Member]
Stock-based compensation
Predecessor [Member] | General and Administrative Expense [Member]
Stock-based compensation	$ 158